Consolidated Statements of Changes in Stockholders' Equity/Net Investment (USD $) In Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Oil States Net Investment [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2011				$ 1,031,375	$ 90,814	$ 907	$ 1,123,096
Net income (loss)				244,721		1,221	245,942
Currency translation adjustment					16,919	17	16,919
Dividends paid						(897)	(897)
Net transfers from Oil States International, Inc.				26,568			26,568
Balance at Dec. 31, 2012	0	0	0	1,302,664	107,733	1,248	1,411,645
Net income (loss)				181,876		1,436	183,312
Currency translation adjustment					(167,712)	(91)	(167,712)
Dividends paid						(882)	(882)
Net transfers from Oil States International, Inc.				166,473			166,473
Balance at Dec. 31, 2013	0	0	0	1,651,013	(59,979)	1,711	1,592,745
Net income (loss)			(230,724)	41,681		1,381	(187,622)
Currency translation adjustment					(138,512)	(180)	(138,692)
Dividends paid		(13,897)	(13,893)			(804)	(28,594)
Net transfers from Oil States International, Inc.				369,219			369,219
Distribution to Oil States International, Inc.				(750,000)			(750,000)
Reclassification of Oil States International, Inc. Net Investment to Additional Paid-in Capital		1,311,913		(1,311,913)
Issuance of common stock at the Spin-Off	1,066	(1,066)
Stock-based compensation	1	3,220					3,221
Other.		(128)					(128)
Balance at Dec. 31, 2014	$ 1,067	$ 1,300,042	$ (244,617)		$ (198,491)	$ 2,108	$ 860,109